Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 176.2	$ 140.8
Total non-current assets	2,904.1	3,030.3
Total assets	3,080.3	3,171.1	$ 3,280.0
Total current liabilities	117.9	96.0
Total non-current liabilities	2,072.5	2,038.3
Equity	889.9	1,036.8	$ 1,294.1	$ 1,533.5
Total liabilities and equity	3,080.3	3,171.1
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	9.0	0.8
Total current assets	142.2	152.6
Total non-current assets	4.2	1.8
Total assets	146.4	154.4
Total current liabilities	132.1	140.4
Total non-current liabilities	0.0	0.7
Equity	14.3	13.3
Total liabilities and equity	146.4	154.4
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	7.2	0.4
Total current assets	48.7	41.1
Total non-current assets	2.1	1.7
Total assets	50.8	42.8
Total current liabilities	45.8	42.8
Total non-current liabilities	0.0	0.0
Equity	5.0	0.0
Total liabilities and equity	$ 50.8	42.8
Opex
Schedule of Equity Method Investments [Line Items]
Cash		0.2
Total current assets		220.0
Total non-current assets		0.0
Total assets		220.0
Total current liabilities		207.8
Total non-current liabilities		21.3
Equity		(9.1)
Total liabilities and equity		220.0
Akal
Schedule of Equity Method Investments [Line Items]
Cash		3.7
Total current assets		116.5
Total non-current assets		0.0
Total assets		116.5
Total current liabilities		117.6
Total non-current liabilities		2.3
Equity		(3.4)
Total liabilities and equity		$ 116.5